                                      OPPENHEIMER CAPITAL INCOME FUND
                                  Supplement dated October 7, 2002 to the
                                    Statement of Additional Information
                              dated December 28, 2001, revised as of July 1, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated July 1, 2002 is deleted and replaced by this supplement.

2.       The section  captioned  "Distribution  and Service  Plans - Class A Service Plan" on page 39 is revised by adding  the  following  to the end of the  first  paragraph:  "With  respect  to  purchases  of Class A shares subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently intends to pay the service fee to  Recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee payments to Recipients  quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered  retirement  accounts are redeemed  during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

3.       The  section  captioned  "  Additional  Information  About  the Fund - The  Custodian  Bank" on page 63 is revised  by  replacing  the first  sentence  of the  paragraph  with the  following:  "Citibank,  N.A.  is the custodian of the Fund's assets."

4.       The section captioned "Custodian Bank" on the back cover is replaced with the following:

                  Citibank, N.A.
                  111 Wall Street
                  New York, New York 10005

October 7, 2002                                                                 300PX012